     As filed with the Securities and Exchange Commission on July 20, 2005.

                                                              File No. 333-72042
                                                                       811-10559

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                    ------
         Post-Effective Amendment No.   10                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  11                                                   [X]
                      ------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT ELEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                              CHRISTOPHER M. GRINNELL
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on August 1, 2005, pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on ________________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Group Variable Annuity Contracts issued with respect to Separate Account Eleven (State of Connecticut) are incorporated in Part A of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on April 7, 2005, and declared effective on May 2, 2005.

The Prospectus and Statement of Additional Information (including all financial statements) for the Group Variable Annuity Contracts issued with respect to Separate Account Eleven (Chicago Public Schools) are incorporated in Part A of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on April 7, 2005, and declared effective on May 2, 2005.

The Prospectus and Statement of Additional Information (including all financial statements) for the Group Variable Annuity Contracts issued with respect to Separate Account Eleven (Standard) are incorporated in Part A of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on April 7, 2005, and declared effective on May 2, 2005.

The Prospectus and Statement of Additional Information (including all financial statements) for the Group Variable Annuity Contracts issued with respect to Separate Account Eleven (New Jersey Institutions of Higher Education) are incorporated in Part A of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on April 7, 2005, and declared effective on May 2, 2005.

The Prospectus and Statement of Additional Information (including all financial statements) for the Group Variable Annuity Contracts issued with respect to Separate Account Eleven (Standard Series II) are incorporated in Part A of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on July 6, 2005, and declared effective on July 7, 2005.

A supplement to each of the above referenced prospectuses, dated August 1, 2005, is included in Part A of this Post-Effective Amendment No. 10.

                                    PART A

                   GROUP VARIABLE ANNUITY CONTRACTS
             ISSUED WITH RESPECT TO SEPARATE ACCOUNT ELEVEN
                   HARTFORD LIFE INSURANCE COMPANY

                         FILE NO. 333-72042



   SUPPLEMENT DATED AUGUST 1, 2005 TO THE PROSPECTUS DATED MAY 2, 2005


Under the section "More Information" under the sub-section "How are the Contracts Sold?," the following is added after the second paragraph:

     HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

     Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV - 5258

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a) All financial statements are included in Part A and Part B of the Registration Statement.

          (b)  (1)  (a)  Resolution of the board of directors of Hartford authorizing the establishment of the Separate
                         Account.(1)

                    (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)

               (2)  Not applicable.

               (3)  (a) Principal Underwriting Agreement.(2)

                    (b)  Form of Sales Agreement.(2)

               (4)  Form of Group Variable Annuity Contract.(3)

               (5)  Form of the Application.(3)

               (6)  (a) Articles of Incorporation of Hartford.(4)

                    (b)  Bylaws of Hartford.(5)

               (7)  Not applicable.

               (8)  Participation Agreement.(2)

               (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

               (10) Consent of Deloitte & Touche LLP.

               (11) No financial statements are omitted.

               (12) Not applicable.

               (99) Copy of Power of Attorney.

--------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.
(2) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.
(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.
(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

Item 25.      Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27.  Number of Contract Owners

          As of May 31, 2005, there were 117 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
                  (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
                  (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
                  (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two
                  (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
                  (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account 403 Hartford Life Insurance Company - Separate Account Eleven Hartford Life Insurance Company - Separate Account Twelve Hartford Life and Annuity Insurance Company - Separate
                    Account One
               Hartford Life and Annuity Insurance Company - Separate
                    Account Ten
               Hartford Life and Annuity Insurance Company - Separate
                    Account Three
               Hartford Life and Annuity Insurance Company - Separate
                    Account Five
               Hartford Life and Annuity Insurance Company - Separate
                    Account Six
               Hartford Life and Annuity Insurance Company - Separate
                    Account Seven
               American Maturity Life Insurance - Separate Account AMLVA American Maturity Life Insurance - Separate Account One Nutmeg Life Insurance Company - Separte Account One Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
              NAME                           WITH UNDERWRITER
              ----                        ---------------------

              David A. Carlson                 Senior Vice President and Deputy Chief
                                               Financial Officer
              Richard G. Costello              Vice President and Secretary
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Martin A. Swanson                Vice President
              John C. Walters                  Executive Vice President, Director
              Neal S. Wolin                    Executive Vice President and
                                               General Counsel
              Lizabeth H. Zlatkus              Executive Vice President & Chief Financial
                                               Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this registration statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of July, 2005.

   HARTFORD LIFE INSURANCE COMPANY -
   SEPARATE ACCOUNT ELEVEN
         (Registrant)

By:  Thomas M. Marra                           *By: /s/ Christopher M. Grinnell
     ----------------------------------------       ---------------------------
     Thomas M. Marra, Chief Executive Officer       Christopher M. Grinnell
     and Chairman of the Board, President*          Attorney-In-Fact


   HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By:  Thomas M. Marra
     ----------------------------------------
     Thomas M. Marra, Chief Executive Officer
     and Chairman of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President and
     Chief Accounting Officer*                  *By: /s/ Christopher M. Grinnell
John C. Walters, Executive Vice President,           ---------------------------
     Director*                                       Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice President and    Attorney-in-Fact
     Chief Financial Officer, Director*
David M. Znamierowski, Executive Vice President &    Date: July 20, 2005
     Chief Investment Officer, Director*


333-72042

                                  EXHIBIT INDEX

(9)     Opinion and Consent of Christopher M. Grinnell
        Counsel and Assistant Vice President.

(10)    Consent of Deloitte & Touche LLP.

(99)    Copy of Power of Attorney.